SHARE-BASED COMPENSATION (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 30, 2020	Dec. 26, 2020	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
LTIP Units vest				6,038,712
LTIP Unit vest description				(a) 25% vested immediately on issuance; and (b) the remaining 75% vest ratably, on a monthly basis, beginning on May 17, 2018 and concluding with all LTIP Units being fully vested on March 15, 2020.
Exercise price Maturity date			10 years
FV LTIP units				4,227,098
FV LTIP units descriptions				(a) 14.3% vested immediately on issuance; and (b) the remaining 85.7% vest ratably, on a monthly basis, beginning on May 17, 2018 and concluding with all FV LTIP Units being fully vested on March 15, 2022.
LTIP units fully vested				724,645
Cancellation of LTIP units				3,237,778
Forfeited amount of units				724,645
LTIP units vested and converted				1,558,477	4,744,991
Restricted stock grants vested descriptions				3,000,000 of the restricted stock grants will vest as follows: one-fourth upon the 12-month employment anniversary, with the remaining three-fourths vesting in amounts of one third each when the trading price of the Subordinate Voting Shares on the then current stock exchange at any time during the term of employment reaches a minimum of C$10, C$15 and C$20, respectively.
Option vested				61,950
Vested period				10 years
Option vested end of the third year				0
Restricetd stock grants				230,852
Cancellation of restricted stock grants				974,103	3,000,000
Restricted Voting Shares			27,508,063	7,443,954	4,352,340
Cancelable Warrants			55,817,248	77,884,615
Redeemable shares exercise price expire date		Oct. 30, 2025	Oct. 30, 2025
Voting shares exercise price expire date			Jul. 02, 2025
Warrants outstanding contractual life			4 years	4 years	26 years 10 months 24 days
Weighted-average fair value of stock options granted			$ 0.16	$ 0.73	$ 3.89
Warrant issued				40,455,729
DSU [Member]
Deferred stock units issued and outstanding			0	1,276,169	0
Voting Shares Service Amount	$ 250,000
compensation expense		$ 0	$ 0	$ 484,932	$ 0
Warrants [Member] | MedMen Corp Redeemable Shares [Member]
Exercise price			$ 0.34	$ 0.60
Warrant issued			40,455,726	40,455,729
Subordinate Voting Shares [Member] | Warrants [Member]
Exercise price			$ 0.20	$ 3.72
Warrant issued			41,875,000	1,647,391
Share Based Compensation [Member]
Weighted-average remaining contractual life				7 years 5 months 30 days	9 years 1 month 6 days
Weighted-average fair value of stock options granted				$ 0.98	$ 2.67
Super Voting Shares [Member] | February 1, 2020 [Member]
Aggregate amount of securities				3,700,000
Subordinate voting shares descriptions				The RSUs have a term of 10 years and vest when the Company’s Class B Subordinate Voting Shares have a daily VWAP of at least $2.05 for 25 consecutive days. As of June 27, 2020, $475,650 was accrued in current liabilities for the amount owed to Adam Bierman related to the Super Voting Shares cancelled. This liability is to be settled in Class B Subordinate Voting Shares and RSUs. In addition, the Company amended the terms of the 9,661,939 LTIP Units held by Mr. Bierman wherein the vesting period was extended to ten years from February 1, 2020.
Warrant Six [Member] | Subordinate Voting Shares [Member]
Exercise price			$ 0.15	$ 1.01
Warrant issued			54,670,338	3,152,457
Warrant Five [Member] | Subordinate Voting Shares [Member]
Exercise price			$ 0.18	$ 3.65
Warrant issued			3,597,000	728,737
Warrant Four [Member] | Subordinate Voting Shares [Member]
Exercise price			$ 0.17	$ 3.16
Warrant issued			3,592,326	2,522,554
Warrant Three [Member] | Subordinate Voting Shares [Member]
Exercise price			$ 0.17	$ 4.29
Warrant issued			3,777,475	2,250,314
Warrant Two [Member] | Subordinate Voting Shares [Member]
Exercise price			$ 0.34	$ 3.72
Warrant issued			3,500,000	6,589,559
Warrant Two [Member] | MedMax Corp Redeemable Shares [Member]
Exercise price			$ 0.20
Warrant issued			777,052,790
Warrant One [Member] | Subordinate Voting Shares [Member]
Exercise price			$ 0.21	$ 4.29
Warrant issued			3,293,413	562,578
Warrant One [Member] | MedMax Corp Redeemable Shares [Member]
Exercise price			$ 0.20
Warrant issued			30,000,000
Restricted Stock Three [Member]
Restricetd stock grants				230,852
Vested descriptions				restricted stock grants will vest on a straight-line basis, beginning on January 3, 2019, and concluding with all restricted stock grants being fully vested on August 28, 2019.
Restricted Stock Four [Member]
Restricetd stock grants				162,455
Vested descriptions				one-fourth of the total number of restricted stock shall vest on March 26, 2019. Thereafter, 1/36 of the remainder shall vest on the first day of each month over a period of three years until all restricted stock shall have vested.
Restricted Stock Five [Member]
Restricetd stock grants				72,202
Vested descriptions				one-fourth of the total number of restricted stock shall vest on May 7, 2019. Thereafter, 1/36 of the remainder shall vest on the first day of each month over a period of three years until all restricted stock shall have vested.
Restricted Stock Six [Member]
Restricetd stock grants				5,458,749
Vested descriptions				vest as follows on the first anniversary of the grant date, December 10, 2020.
Restricted Stock Seven [Member]
Restricetd stock grants				1,885,408
Vested descriptions				vest as follows: on the second anniversary of the grant date, July 30, 2021.
Restricted Stock Eight [Member]
Restricetd stock grants				50,181
Vested descriptions				vest as follows: on the first anniversary of the grant date, August 26, 2020
Restricted Stock Nine [Member]
Restricetd stock grants				49,616
Vested descriptions				restricted stock units will vest as follows: on August 1, 2021
Restricted Stock [Member]
Restricetd stock grants				46,331
Vested descriptions				restricted stock grants on July 11, 2018 will vest in four (4) equal quarterly installments on each three-month anniversary of the Date of Grant.
Restricted Stock Two [Member]
Restricetd stock grants				918,785
Vested descriptions				restricted stock grants will vest ratably as follows: one-fourth within 30-days of the grant date, with the remaining three-fourths in three equal installments on every anniversary of the grant date, beginning on December 18, 2018 and concluding with all restricted stock grants being fully vested on December 18, 2021.
Restricted Stock One [Member]
Restricetd stock grants				131,859
Vested descriptions				restricted stock grants on August 29, 2018 will vest in four (4) equal quarterly installments on each three-month anniversary of the Date of Grant.